INVESTMENT SECURITIES AVAILABLE FOR SALE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Old Glory Holding Co [Member]
INVESTMENT SECURITIES AVAILABLE FOR SALE

(3)	INVESTMENT SECURITIES AVAILABLE FOR SALE

The amortized cost, gross unrealized gains and losses, and estimated fair values of investment securities as of the dates indicated were as follows:

	March 31, 2026
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

US Treasury notes	$200	$1	$-	$201
Agency mortgage-backed securities	105,836	144	117	105,863
Municipal	157	-	1	156
Agency guaranteed student loan bonds	97,164	23	491	96,696

Total	$203,357	$168	$609	$202,916

	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

US Treasury notes	$4,198	$5	$-	$4,203
Agency mortgage-backed securities	99,656	6	237	99,425
Municipal	158	-	2	156
Agency note	2,000	3	-	2,003
Agency guaranteed student loan bonds	57,245	2	328	56,919

Total	$163,257	$16	$567	$162,706

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

The amortized cost and estimated fair value of debt securities available for sale as of March 31, 2026, by contractual maturity, are shown below. Actual maturities and principal payments on mortgage-backed securities will differ from contractual maturities because of scheduled principal payments and borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$157	$156
Due after one year through five years	200	201
Due after five years through ten years	-	-
Due after ten years	-	-
	357	357

Agency mortgage-backed securities	105,836	105,863
Agency guaranteed student loan bonds	97,164	96,696

Total	$203,357	$202,916

The fair value and unrealized losses of securities available for sale with temporary impairment as of the dates indicated is shown below:

	March 31, 2026
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

US Treasury notes	$-	$-	$-	$-	$-	$-
Agency mortgage-backed securities	22,007	117	-	-	22,007	117
Municipal	-	-	157	1	157	1
Agency guaranteed student loan bonds	82,279	491	-	-	82,279	491

Total	$104,286	$608	$157	$1	$104,443	$609

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

	December 31, 2025
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

US Treasury notes	$-	$-	$-	$-	$-	$-
Agency mortgage-backed securities	87,693	237	-	-	87,693	237
Municipal	-	-	156	2	156	2
Agency notes	-	-	-	-	-	-
Agency guaranteed student loan bonds	51,585	328	-	-	51,585	328

Total	$139,278	$565	$156	$2	$139,434	$567

The number of securities with unrealized losses as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025

US Treasury notes	-	-
Agency mortgage-backed securities	6	19
Municipal	1	1
Agency guaranteed student loan bonds	27	19

Total	34	39

Management believes that all of the unrealized losses as of March 31, 2026 and December 31, 2025 are recoverable based upon review of the issuers and the nature of the securities. The impairment is due primarily to changes in the short- and long-term interest rate environment since the purchase of the securities and is not related to credit issues of the issuer. The Company has sufficient cash and borrowing sources to provide sufficient liquidity to hold the securities until maturity or recovery of the impairment. Since the Company does not intend to sell any of the investments before recovery of its amortized cost basis and has the ability and intent to hold these investments to maturity, there is currently no allowance for credit losses recorded against any securities in the Company’s available-for-sale securities portfolio at March 31, 2026 or December 31, 2025.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

At March 31, 2026, there was approximately $102.5 million of investment securities pledged as collateral to the Federal Reserve Bank of Kansas City for Discount Window availability.

(3)	INVESTMENT SECURITIES AVAILABLE FOR SALE

The amortized cost, gross unrealized gains and losses, and estimated fair values of investment securities at December 31 were as follows:

	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

US Treasury notes	$4,198	$5	$-	$4,203
Agency mortgage-backed securities	99,656	6	237	99,425
Municipal	158	-	2	156
Agency note	2,000	3	-	2,003
Agency guaranteed student loan bonds	57,245	2	328	56,919

Total	$163,257	$16	$567	$162,706

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

US Treasury notes	$198	$-	$-	$198
Municipal	236	-	11	225

Total	$434	$-	$11	$423

The amortized cost and estimated fair value of debt securities available for sale as of December 31, 2025, by contractual maturity, are shown below. Actual maturities and principal payments on mortgage-backed securities will differ from contractual maturities because of scheduled principal payments and borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$4,156	$4,157
Due after one year through five years	2,200	2,205
Due after five years through ten years	-	-
Due after ten years	-	-
	6,356	6,362

Agency mortgage-backed securities	99,656	99,425
Agency guaranteed student loan bonds	57,245	56,919

Total	$163,257	$162,706

The fair value and unrealized losses of securities available for sale with temporary impairment as of December 31, 2025 and 2024 is shown below:

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2025

US Treasury notes	$-	$-	$-	$-	$-	$-
Agency mortgage-backed securities	87,693	237	-	-	87,693	237
Municipal	-	-	156	2	156	2
Agency notes	-	-	-	-	-	-
Agency guaranteed student loan bonds	51,585	328	-	-	51,585	328

Total	$139,278	$565	$156	$2	$139,434	$567

2024

Municipal	$-	$-	$225	$11	$225	$11

Total	$-	$-	$225	$11	$225	$11

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

The number of securities with unrealized losses as of December 31, 2025 and 2024 were as follows:

	2025	2024

US Treasury notes	-	-
Agency mortgage-backed securities	19	-
Municipal	1	2
Agency notes	-	-
Agency guaranteed student loan bonds	19	-

Total	39	2

Management believes that all of the unrealized losses as of December 31, 2025 and 2024 are recoverable based upon review of the issuers and the nature of the securities. The impairment is due primarily to changes in the short- and long-term interest rate environment since the purchase of the securities and is not related to credit issues of the issuer. The Company has sufficient cash and borrowing sources to provide sufficient liquidity to hold the securities until maturity or recovery of the impairment. Since the Company does not intend to sell any of the investments before recovery of its amortized cost basis and has the ability and intent to hold these investments to maturity, there is currently no allowance for credit losses recorded against any securities in the Company’s available-for-sale securities portfolio at December 31, 2025.

Sales of securities available for sale for the years ended December 31, 2025 and 2024 were as follows:

	2025	2024

Proceeds from sales	$8,532	$-
Gross gains realized	132	-
Gross losses realized	-	-

At December 31, 2025 and 2024, there was $200 of investment securities pledged as collateral.